Investments - Schedule of Investments in Real Estate, Net (Details) - USD ($) $ in Thousands		Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Real Estate Investment Property, Net [Abstract]
Building and building improvements		$ 7,498,062	$ 3,860,297	$ 1,455,204
Land and land improvements		1,379,087	689,107	322,520
Furniture, fixtures and equipment		129,093	76,808	46,268
Right of use asset - operating lease	[1]	105,236	101,382
Total		9,111,478	4,727,594	1,823,992
Accumulated depreciation and amortization		(272,694)	(130,540)	(25,948)
Investments in real estate, net		$ 8,838,784	$ 4,597,054	$ 1,798,044

[1]	Refer to Note 13 for additional details on the Company’s leases.